LVIP SSGA S&P 500 Index Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.11%
Aerospace & Defense–2.68%
Arconic	136,660	$ 3,553,160
Boeing	179,289	68,214,086
General Dynamics	78,480	14,340,650
Huntington Ingalls Industries	14,400	3,049,776
L3Harris Technologies	73,906	15,419,748
Lockheed Martin	82,302	32,102,718
Northrop Grumman	52,733	19,763,801
Raytheon	93,501	18,343,961
Textron	78,822	3,859,125
TransDigm Group	16,500	8,591,055
United Technologies	271,561	37,073,508
		224,311,588
Air Freight & Logistics–0.57%
CH Robinson Worldwide	44,027	3,732,609
Expeditors International of Washington	57,676	4,284,750
FedEx	79,703	11,602,366
United Parcel Service Class B	233,724	28,004,809
		47,624,534
Airlines–0.40%
Alaska Air Group	39,500	2,563,945
American Airlines Group	134,800	3,635,556
Delta Air Lines	200,100	11,525,760
Southwest Airlines	164,481	8,883,619
†United Airlines Holdings	75,200	6,648,432
		33,257,312
Auto Components–0.12%
Aptiv	86,624	7,572,670
BorgWarner	69,198	2,538,183
		10,110,853
Automobiles–0.36%
Ford Motor	1,318,002	12,072,898
General Motors	421,406	15,794,297
Harley-Davidson	57,393	2,064,426
		29,931,621
Banks–5.42%
Bank of America	2,809,801	81,961,895
Branch Banking & Trust	253,326	13,520,009
Citigroup	757,662	52,339,291
Citizens Financial Group	151,300	5,351,481
Comerica	53,152	3,507,501
Fifth Third Bancorp	247,367	6,772,909
First Republic Bank	55,400	5,357,180
Huntington Bancshares	350,920	5,007,628
JPMorgan Chase & Co.	1,072,460	126,217,817
KeyCorp	334,794	5,972,725
M&T Bank	45,785	7,232,656
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
People's United Financial	126,417	$ 1,976,530
PNC Financial Services Group	151,446	21,226,671
Regions Financial	339,914	5,377,440
SunTrust Banks	146,964	10,111,123
†SVB Financial Group	17,700	3,698,415
US Bancorp	480,956	26,616,105
Wells Fargo & Co.	1,352,982	68,244,412
Zions Bancorp	64,142	2,855,602
		453,347,390
Beverages–1.92%
Brown-Forman Class B	55,850	3,506,263
Coca-Cola	1,284,097	69,906,241
Constellation Brands Class A	56,235	11,656,391
Molson Coors Brewing Class B	59,917	3,445,228
†Monster Beverage	130,851	7,597,209
PepsiCo	468,875	64,282,762
		160,394,094
Biotechnology–2.09%
AbbVie	495,010	37,482,157
†Alexion Pharmaceuticals	75,605	7,404,754
Amgen	201,157	38,925,891
†Biogen	61,849	14,399,684
†Celgene	236,440	23,478,492
Gilead Sciences	426,049	27,002,986
†Incyte	58,100	4,312,763
†Regeneron Pharmaceuticals	26,562	7,368,299
†Vertex Pharmaceuticals	86,000	14,570,120
		174,945,146
Building Products–0.29%
Allegion	30,425	3,153,551
AO Smith	46,500	2,218,515
Fortune Brands Home & Security	49,400	2,702,180
Johnson Controls International	265,189	11,639,145
Masco	100,421	4,185,548
		23,898,939
Capital Markets–2.68%
Affiliated Managers Group	17,400	1,450,290
Ameriprise Financial	45,082	6,631,562
Bank of New York Mellon	296,203	13,391,338
BlackRock	39,891	17,777,025
Cboe Global Markets	36,400	4,182,724
Charles Schwab	395,125	16,528,079
CME Group	119,953	25,350,867
E*TRADE Financial	82,343	3,597,566
Franklin Resources	102,756	2,965,538
Goldman Sachs Group	108,586	22,502,277
LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Intercontinental Exchange	187,230	$ 17,275,712
Invesco	132,339	2,241,823
MarketAxess Holdings	12,500	4,093,750
Moody's	54,642	11,192,321
Morgan Stanley	427,020	18,220,943
MSCI	28,600	6,227,650
Nasdaq	37,777	3,753,145
Northern Trust	72,784	6,792,203
Raymond James Financial	42,000	3,463,320
S&P Global	82,479	20,205,705
State Street	124,790	7,386,320
T. Rowe Price Group	79,235	9,052,599
		224,282,757
Chemicals–1.95%
Air Products & Chemicals	73,399	16,284,302
Albemarle	34,300	2,384,536
Celanese	43,100	5,270,699
CF Industries Holdings	75,490	3,714,108
Corteva	251,427	7,039,956
Dow	252,027	12,009,086
DuPont de Nemours	251,327	17,922,128
Eastman Chemical	44,727	3,302,194
Ecolab	85,159	16,864,888
FMC	43,501	3,814,168
International Flavors & Fragrances	33,620	4,124,838
Linde	181,780	35,214,422
LyondellBasell Industries Class A	89,780	8,032,617
Mosaic	113,047	2,317,463
PPG Industries	78,856	9,345,225
Sherwin-Williams	27,316	15,020,249
		162,660,879
Commercial Services & Supplies–0.43%
Cintas	28,508	7,642,995
†Copart	67,900	5,454,407
Republic Services	71,537	6,191,527
Rollins	48,750	1,660,913
Waste Management	131,171	15,084,665
		36,034,507
Communications Equipment–1.07%
†Arista Networks	17,100	4,085,532
Cisco Systems	1,431,624	70,736,542
†F5 Networks	19,796	2,779,754
Juniper Networks	111,704	2,764,674
Motorola Solutions	55,202	9,406,973
		89,773,475
Construction & Engineering–0.07%
Jacobs Engineering Group	45,434	4,157,211
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Quanta Services	44,687	$ 1,689,169
		5,846,380
Construction Materials–0.15%
Martin Marietta Materials	21,200	5,810,920
Vulcan Materials	43,563	6,588,468
		12,399,388
Consumer Finance–0.69%
American Express	229,450	27,139,346
Capital One Financial	155,730	14,168,316
Discover Financial Services	109,111	8,847,811
Synchrony Financial	214,268	7,304,396
		57,459,869
Containers & Packaging–0.37%
Amcor	534,408	5,210,478
Avery Dennison	28,643	3,252,986
Ball	112,856	8,217,045
International Paper	133,201	5,570,466
Packaging Corp. of America	30,400	3,225,440
Sealed Air	54,097	2,245,566
WestRock	88,318	3,219,191
		30,941,172
Distributors–0.10%
Genuine Parts	48,241	4,804,321
†LKQ	104,600	3,289,670
		8,093,991
Diversified Consumer Services–0.02%
H&R Block	64,514	1,523,821
		1,523,821
Diversified Financial Services–1.64%
†Berkshire Hathaway Class B	657,669	136,808,305
		136,808,305
Diversified Telecommunication Services–2.15%
AT&T	2,440,140	92,334,897
CenturyLink	325,677	4,064,449
Verizon Communications	1,382,958	83,475,345
		179,874,691
Electric Utilities–2.16%
Alliant Energy	77,600	4,184,968
American Electric Power	165,678	15,522,372
Duke Energy	244,048	23,394,441
Edison International	119,604	9,020,534
Entergy	63,672	7,472,546
Evergy	83,999	5,590,973
Eversource Energy	108,274	9,254,179
Exelon	324,056	15,655,145
FirstEnergy	181,106	8,734,742

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
NextEra Energy	163,958	$ 38,200,574
Pinnacle West Capital	35,983	3,492,870
PPL	241,598	7,607,921
Southern	345,726	21,355,495
Xcel Energy	171,977	11,159,588
		180,646,348
Electrical Equipment–0.47%
AMETEK	75,400	6,923,228
Eaton	142,417	11,841,973
Emerson Electric	205,230	13,721,678
Rockwell Automation	39,190	6,458,512
		38,945,391
Electronic Equipment, Instruments & Components–0.52%
Amphenol Class A	99,032	9,556,588
CDW	48,500	5,977,140
Corning	263,160	7,505,323
FLIR Systems	43,950	2,311,331
†IPG Photonics	11,200	1,518,720
†Keysight Technologies	62,200	6,048,950
TE Connectivity	112,811	10,511,729
		43,429,781
Energy Equipment & Services–0.39%
Baker Hughes	165,197	3,832,570
Halliburton	288,037	5,429,498
Helmerich & Payne	34,308	1,374,722
National Oilwell Varco	124,690	2,643,428
Schlumberger	461,873	15,782,200
TechnipFMC	140,616	3,394,470
		32,456,888
Entertainment–1.78%
Activision Blizzard	255,100	13,499,892
†Electronic Arts	99,379	9,721,254
†Netflix	146,300	39,152,806
†Take-Two Interactive Software	38,200	4,787,988
Viacom Class B	113,923	2,737,570
Walt Disney	604,235	78,743,905
		148,643,415
Equity Real Estate Investment Trusts–3.11%
Alexandria Real Estate Equities	37,900	5,838,116
American Tower	148,003	32,727,903
Apartment Investment & Management Class A	48,597	2,533,847
AvalonBay Communities	46,348	9,980,115
Boston Properties	48,212	6,251,168
Crown Castle International	139,465	19,387,030
Digital Realty Trust	70,200	9,112,662
Duke Realty	122,500	4,161,325
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Equinix	28,242	$ 16,289,986
Equity Residential	116,942	10,087,417
Essex Property Trust	21,700	7,088,305
Extra Space Storage	43,200	5,046,624
Federal Realty Investment Trust	24,600	3,349,044
Four Corners Property Trust	1	28
HCP	157,023	5,594,729
Host Hotels & Resorts	243,951	4,217,913
Iron Mountain	98,400	3,187,176
Kimco Realty	143,945	3,005,572
Macerich	36,410	1,150,192
Mid-America Apartment Communities	37,000	4,810,370
Prologis	210,388	17,929,265
Public Storage	50,451	12,374,117
Realty Income	105,700	8,105,076
Regency Centers	56,200	3,905,338
SBA Communications	37,500	9,043,125
Simon Property Group	103,748	16,148,376
SL Green Realty	29,300	2,395,275
UDR	95,800	4,644,384
Ventas	123,295	9,004,234
Vornado Realty Trust	56,074	3,570,231
Welltower	134,901	12,228,776
Weyerhaeuser	247,707	6,861,484
		260,029,203
Food & Staples Retailing–1.60%
Costco Wholesale	147,248	42,423,621
Kroger	272,946	7,036,548
Sysco	172,118	13,666,169
Walgreens Boots Alliance	260,462	14,406,153
Walmart	476,995	56,609,767
		134,142,258
Food Products–1.18%
Archer-Daniels-Midland	189,323	7,775,496
Campbell Soup	62,850	2,948,922
Conagra Brands	165,152	5,066,863
General Mills	201,512	11,107,341
Hershey	49,930	7,738,651
Hormel Foods	92,972	4,065,666
JM Smucker	37,347	4,108,917
Kellogg	83,277	5,358,875
Kraft Heinz	204,424	5,710,584
Lamb Weston Holdings	48,500	3,526,920
McCormick & Co Non-Voting Shares	40,019	6,254,970
Mondelez International Class A	482,708	26,703,406
Tyson Foods Class A	96,950	8,351,273
		98,717,884

LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.05%
Atmos Energy	37,800	$ 4,305,042
		4,305,042
Health Care Equipment & Supplies–3.57%
Abbott Laboratories	590,280	49,388,728
†ABIOMED	14,800	2,632,772
†Align Technology	23,600	4,269,712
Baxter International	171,222	14,976,788
Becton Dickinson & Co.	90,413	22,870,872
†Boston Scientific	466,487	18,981,356
Cooper	16,800	4,989,600
Danaher	214,101	30,922,607
Dentsply Sirona	79,175	4,220,819
†Edwards Lifesciences	70,016	15,397,219
†Hologic	88,100	4,448,169
†IDEXX Laboratories	28,400	7,722,812
†Intuitive Surgical	38,369	20,716,574
Medtronic	448,596	48,726,498
ResMed	48,500	6,552,835
Stryker	107,612	23,276,476
Teleflex	15,600	5,300,100
†Varian Medical Systems	29,532	3,516,966
Zimmer Biomet Holdings	68,690	9,429,076
		298,339,979
Health Care Providers & Services–2.46%
AmerisourceBergen	50,878	4,188,786
Anthem	86,188	20,693,739
Cardinal Health	101,061	4,769,069
†Centene	135,000	5,840,100
Cigna	127,302	19,323,171
CVS Health	435,242	27,450,713
†DaVita	32,428	1,850,666
HCA Healthcare	88,300	10,633,086
†Henry Schein	50,100	3,181,350
Humana	45,132	11,538,898
†Laboratory Corp of America Holdings	33,347	5,602,296
McKesson	63,687	8,703,465
Quest Diagnostics	44,111	4,721,200
UnitedHealth Group	317,746	69,052,561
Universal Health Services Class B	27,300	4,060,875
†WellCare Health Plans	16,300	4,224,471
		205,834,446
Health Care Technology–0.09%
Cerner	107,729	7,343,886
		7,343,886
Hotels, Restaurants & Leisure–1.90%
Carnival	131,691	5,756,214
†Chipotle Mexican Grill	8,522	7,162,485
Darden Restaurants	40,130	4,744,169
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings	97,500	$ 9,078,225
Marriott International Class A	92,927	11,557,331
McDonald's	255,418	54,840,799
MGM Resorts International	168,100	4,659,732
†Norwegian Cruise Line Holdings	72,600	3,758,502
Royal Caribbean Cruises	56,400	6,109,812
Starbucks	405,406	35,845,998
Wynn Resorts	32,450	3,527,964
Yum Brands	102,924	11,674,669
		158,715,900
Household Durables–0.39%
DR Horton	112,574	5,933,775
Garmin	48,424	4,101,029
Leggett & Platt	41,536	1,700,484
Lennar Class A	96,743	5,403,097
†Mohawk Industries	19,800	2,456,586
Newell Brands	137,703	2,577,800
†NVR	1,150	4,274,952
PulteGroup	83,941	3,068,044
Whirlpool	21,708	3,437,679
		32,953,446
Household Products–1.84%
Church & Dwight	83,300	6,267,492
Clorox	41,985	6,376,262
Colgate-Palmolive	285,152	20,961,523
Kimberly-Clark	113,831	16,169,694
Procter & Gamble	838,531	104,296,486
		154,071,457
Independent Power and Renewable Electricity Producers–0.09%
AES	217,715	3,557,463
NRG Energy	90,755	3,593,898
		7,151,361
Industrial Conglomerates–1.33%
3M	193,071	31,740,872
General Electric	2,923,083	26,132,362
Honeywell International	243,572	41,212,383
Roper Technologies	34,664	12,361,182
		111,446,799
Insurance–2.44%
Aflac	250,722	13,117,775
Allstate	112,072	12,179,985
American International Group	290,144	16,161,021
Aon	80,796	15,639,682
Arthur J. Gallagher & Co.	62,400	5,589,168
Assurant	21,316	2,681,979
Chubb	153,446	24,772,322

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Cincinnati Financial	49,775	$ 5,807,249
Everest Re Group	13,900	3,698,651
Globe Life	35,379	3,387,893
Hartford Financial Services Group	122,089	7,399,814
✱Lincoln National	66,336	4,001,388
Loews	88,408	4,551,244
Marsh & McLennan	169,969	17,005,398
MetLife	267,015	12,592,427
Principal Financial Group	86,533	4,944,496
Progressive	196,118	15,150,115
Prudential Financial	135,825	12,217,459
Travelers	87,106	12,951,791
Unum Group	72,311	2,149,083
Willis Towers Watson	42,673	8,234,609
		204,233,549
Interactive Media & Services–4.81%
†Alphabet Class A	100,420	122,626,879
†Alphabet Class C	101,398	123,604,162
†Facebook Class A	806,900	143,692,752
†TripAdvisor	33,834	1,308,699
†Twitter	259,300	10,683,160
		401,915,652
Internet & Direct Marketing Retail–3.44%
†Amazon.com	139,358	241,912,946
†Booking Holdings	14,475	28,408,780
eBay	272,944	10,639,357
Expedia Group	46,549	6,256,651
		287,217,734
IT Services–5.48%
Accenture Class A	213,467	41,060,377
†Akamai Technologies	53,803	4,916,518
Alliance Data Systems	15,600	1,998,828
Automatic Data Processing	145,868	23,546,013
Broadridge Financial Solutions	38,400	4,778,112
Cognizant Technology Solutions Class A	190,416	11,475,420
DXC Technology	86,850	2,562,075
Fidelity National Information Services	205,289	27,254,168
†Fiserv	189,024	19,580,996
†FleetCor Technologies	28,800	8,259,264
†Gartner	29,600	4,232,504
Global Payments	100,645	16,002,631
International Business Machines	296,763	43,155,275
Jack Henry & Associates	25,600	3,736,832
Leidos Holdings	47,600	4,087,888
Mastercard Class A	300,520	81,612,216
Paychex	107,876	8,928,897
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†PayPal Holdings	393,244	$ 40,736,146
†VeriSign	34,987	6,599,598
Visa Class A	581,328	99,994,229
Western Union	141,287	3,273,620
		457,791,607
Leisure Products–0.05%
Hasbro	38,284	4,543,928
		4,543,928
Life Sciences Tools & Services–1.02%
Agilent Technologies	104,437	8,003,007
†Illumina	49,400	15,028,468
†IQVIA Holdings	61,100	9,127,118
†Mettler-Toledo International	8,200	5,776,080
PerkinElmer	35,575	3,029,923
Thermo Fisher Scientific	133,953	39,016,490
†Waters	23,316	5,204,831
		85,185,917
Machinery–1.56%
Caterpillar	189,781	23,971,238
Cummins	52,929	8,609,960
Deere & Co.	105,800	17,846,344
Dover	49,451	4,923,342
Flowserve	41,684	1,947,060
Fortive	97,971	6,716,892
IDEX	25,000	4,097,000
Illinois Tool Works	100,119	15,667,622
Ingersoll-Rand	79,675	9,816,757
PACCAR	114,855	8,040,999
Parker-Hannifin	43,482	7,853,284
Pentair	51,694	1,954,033
Snap-on	18,275	2,860,768
Stanley Black & Decker	49,640	7,168,512
Wabtec	62,009	4,455,967
Xylem	58,973	4,695,430
		130,625,208
Media–1.42%
CBS Class B	117,074	4,726,277
†Charter Communications Class A	54,200	22,336,904
Comcast Class A	1,514,844	68,289,168
†Discovery Class A	52,143	1,388,568
†Discovery Class C	118,455	2,916,362
†DISH Network Class A	72,300	2,463,261
Fox Class A	115,819	3,652,352
Fox Class B	53,366	1,683,164
Interpublic Group	123,780	2,668,697
News Class A	135,890	1,891,589
News Class B	38,200	546,069
Omnicom Group	73,897	5,786,135
		118,348,546

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.24%
Freeport-McMoRan	476,361	$ 4,558,775
Newmont Goldcorp	271,032	10,277,533
Nucor	103,243	5,256,101
		20,092,409
Multiline Retail–0.56%
Dollar General	86,429	13,737,025
†Dollar Tree	80,183	9,153,691
Kohl's	52,803	2,622,197
Macy's	99,117	1,540,278
Nordstrom	36,011	1,212,491
Target	171,938	18,381,892
		46,647,574
Multi-Utilities–1.15%
Ameren	83,101	6,652,235
CenterPoint Energy	163,435	4,932,468
CMS Energy	93,138	5,956,175
Consolidated Edison	110,212	10,411,728
Dominion Energy	275,652	22,338,838
DTE Energy	61,492	8,175,976
NiSource	120,295	3,599,226
Public Service Enterprise Group	170,189	10,565,333
Sempra Energy	92,188	13,607,871
WEC Energy Group	103,758	9,867,386
		96,107,236
Oil, Gas & Consumable Fuels–4.08%
Apache	125,026	3,200,666
Cabot Oil & Gas	145,796	2,561,636
Chevron	637,034	75,552,232
Cimarex Energy	32,900	1,577,226
Concho Resources	65,800	4,467,820
ConocoPhillips	379,110	21,601,688
Devon Energy	134,314	3,231,595
Diamondback Energy	54,700	4,918,077
EOG Resources	194,902	14,465,626
Exxon Mobil	1,414,510	99,878,551
Hess	85,720	5,184,346
HollyFrontier	51,300	2,751,732
Kinder Morgan	648,981	13,375,498
Marathon Oil	278,229	3,413,870
Marathon Petroleum	221,230	13,439,722
Noble Energy	163,585	3,674,119
Occidental Petroleum	297,438	13,227,068
ONEOK	138,977	10,241,215
Phillips 66	150,471	15,408,230
Pioneer Natural Resources	56,014	7,044,881
Valero Energy	139,545	11,894,816
Williams	408,218	9,821,725
		340,932,339
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products–0.18%
Coty Class A	88,073	$ 925,647
Estee Lauder Class A	73,267	14,576,470
		15,502,117
Pharmaceuticals–4.29%
Allergan	110,003	18,512,405
Bristol-Myers Squibb	548,126	27,795,469
Eli Lilly & Co.	284,928	31,863,498
Johnson & Johnson	887,481	114,822,292
Merck & Co.	860,981	72,477,381
†Mylan	169,905	3,360,721
†Nektar Therapeutics	53,700	978,146
Perrigo	43,151	2,411,709
Pfizer	1,856,848	66,716,549
Zoetis	160,521	19,999,311
		358,937,481
Professional Services–0.33%
Equifax	39,418	5,544,930
†IHS Markit	134,500	8,995,360
Nielsen Holdings	116,700	2,479,875
Robert Half International	41,817	2,327,534
Verisk Analytics Class A	54,100	8,555,374
		27,903,073
Real Estate Management & Development–0.07%
†CBRE Group Class A	112,776	5,978,256
		5,978,256
Road & Rail–0.96%
CSX	267,704	18,543,856
JB Hunt Transport Services	28,800	3,186,720
Kansas City Southern	33,138	4,407,686
Norfolk Southern	88,132	15,833,795
Union Pacific	236,902	38,373,386
		80,345,443
Semiconductors & Semiconductor Equipment–3.88%
†Advanced Micro Devices	364,100	10,555,259
Analog Devices	124,256	13,883,123
Applied Materials	312,153	15,576,435
Broadcom	132,485	36,575,134
Intel	1,485,828	76,564,717
KLA	53,521	8,533,923
Lam Research	48,450	11,197,279
Maxim Integrated Products	92,100	5,333,511
Microchip Technology	80,403	7,470,243
†Micron Technology	371,559	15,921,303
NVIDIA	203,910	35,494,614
†Qorvo	41,300	3,061,982
QUALCOMM	407,124	31,055,419
Skyworks Solutions	59,300	4,699,525
Texas Instruments	314,024	40,584,462

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx	85,555	$ 8,204,724
		324,711,653
Software–6.59%
†Adobe Systems	163,300	45,111,625
†ANSYS	28,400	6,286,624
†Autodesk	73,903	10,915,473
†Cadence Design Systems	95,000	6,277,600
Citrix Systems	42,356	4,088,201
†Fortinet	47,600	3,653,776
Intuit	86,940	23,120,823
Microsoft	2,560,288	355,956,841
Oracle	738,478	40,638,444
†salesforce.com	294,136	43,661,548
Symantec	190,725	4,506,832
†Synopsys	50,700	6,958,575
		551,176,362
Specialty Retail–2.37%
Advance Auto Parts	24,000	3,969,600
†AutoZone	8,127	8,814,707
Best Buy	75,877	5,234,754
†CarMax	56,509	4,972,792
Gap	75,150	1,304,604
Home Depot	367,885	85,356,678
L Brands	72,043	1,411,322
Lowe's	260,597	28,655,246
†O'Reilly Automotive	26,357	10,503,528
Ross Stores	122,726	13,481,451
Tiffany & Co.	34,515	3,197,125
TJX	406,592	22,663,438
Tractor Supply	39,400	3,563,336
†Ulta Salon Cosmetics & Fragrance	18,500	4,637,025
		197,765,606
Technology Hardware, Storage & Peripherals–4.21%
Apple	1,424,789	319,109,992
Hewlett Packard Enterprise	450,076	6,827,653
HP	503,376	9,523,874
NetApp	82,543	4,334,333
Seagate Technology	85,672	4,608,297
Western Digital	99,334	5,924,280
Xerox Holdings	64,996	1,944,030
		352,272,459
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.74%
†Capri Holdings	51,100	$ 1,694,476
Hanesbrands	122,200	1,872,104
NIKE Class B	420,768	39,518,530
PVH	26,133	2,305,715
Ralph Lauren	18,372	1,753,975
Tapestry	96,734	2,519,921
†Under Armour Class A	63,800	1,272,172
†Under Armour Class C	64,252	1,164,889
VF	109,052	9,704,537
		61,806,319
Tobacco–0.78%
Altria Group	626,701	25,632,071
Philip Morris International	520,716	39,537,966
		65,170,037
Trading Companies & Distributors–0.17%
Fastenal	187,206	6,116,020
†United Rentals	27,100	3,377,744
WW Grainger	14,953	4,443,284
		13,937,048
Water Utilities–0.09%
American Water Works	61,000	7,578,030
		7,578,030
Wireless Telecommunication Services–0.10%
†T-Mobile US	104,400	8,223,588
		8,223,588
Total Common Stock (Cost $4,025,275,356)		8,285,643,367

MONEY MARKET FUND–0.80%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	66,565,350	66,565,350
Total Money Market Fund (Cost $66,565,350)		66,565,350

TOTAL INVESTMENTS–99.91% (Cost $4,091,840,706)	8,352,208,717
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	7,610,855
NET ASSETS APPLICABLE TO 426,879,675 SHARES OUTSTANDING–100.00%	$8,359,819,572

† Non-income producing.
✱ Considered an affiliated investment. See Note 3 in “Notes.”
LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
574	E-mini S&P 500 Index	$85,482,950	$86,274,881	12/20/19	$—	$(791,931)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA S&P 500 Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$8,285,643,367	$—	$—	$8,285,643,367
Money Market Fund	66,565,350	—	—	66,565,350
Total Investments	$8,352,208,717	$—	$—	$8,352,208,717
Derivatives:

Liabilities:
Futures Contract	$(791,931)	$—	$—	$(791,931)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund
Notes (continued)
3. Transactions with Affiliates
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2019 were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/19	Number of Shares 9/30/19	Dividends	Capital Gain Distributions
Common Stock-0.05%@
Insurance-0.05%@
Lincoln National	$3,644,857	$—	$299,184	$135,085	$520,630	$4,001,388	66,336	$77,111	$—

@ As a percentage of Net Assets as of September 30, 2019.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA S&P 500 Index Fund–10